Stock-Based Compensation - Stock Option Awards (Details) - Blade Urban Air Mobility [Member] - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2020	Nov. 16, 2018	Jul. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Options
Outstanding at the beginning				13,543,398	11,779,208	7,197,652
Granted	15,000	4,155,287		15,000	2,200,532	5,076,337
Exercised				(77,603)	(89,966)	(306,925)
Forfeited				(157,480)	(346,376)	(187,856)
Outstanding at the end				13,323,315	13,543,398	11,779,208	7,197,652
Exercisable at the end				9,595,015	10,040,803
Weighted Average Grant Date Fair Value.
Outstanding at the beginning (in dollars per share)				$ 0.14	$ 0.33	$ 0.25
Granted (in dollars per share)	$ 7.28	$ 0.44		7.28	0.13	0.45
Exercised (in dollars per share)			$ 0.13	0.24	0.48	0.38
Forfeited (in dollars per share)				0.18	0.48	0.41
Outstanding at the end (in dollars per share)				0.14	0.14	0.33	$ 0.25
Exercisable at the end (in dollars per share)				0.14	0.15
Weighted Average Fair Value
Outstanding at the beginning (in dollars per share)				0.15	0.17	0.10
Granted (in dollars per share)	$ 4.00			4.00	0.07	0.26
Exercised (in dollars per share)				0.18	0.27	0.21
Forfeited (in dollars per share)				0.09	0.27	0.24
Outstanding at the end (in dollars per share)				0.15	0.15	$ 0.17	$ 0.10
Exercisable at the end (in dollars per share)				$ 0.14	$ 0.13
Weighted Average Remaining Life (years)
Outstanding, Weighted Average Remaining Life (years)				6 years 3 months 18 days	6 years 9 months 18 days	7 years 3 months 18 days	7 years
Exercisable at the end				5 years 6 months	5 years 6 months
Unamortized value of stock options					$ 803
Unamortized value of stock options, weighted average remaining amortization period					1 year 3 months 18 days